Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule of accrued liabilities and other payables
Bonus payables	$ 2,121,957	$ 1,529,791
VAT and other taxes payables	774,290	1,677,755
Other accrued liabilities	2,776,912	1,517,277
Total accrued liabilities and other payables	$ 5,673,159	$ 4,724,823